Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets [Abstract]
Intangible assets
20.	Intangible assets

	Goodwill	Intellectual property	Customer relationships and brands	Software	Patents	Licenses	Total
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Balance at January 1, 2024	4,847	92,217	-	1,622	529	10,448	109,663
Acquisition of businesses	99,424	39,938	1,382	-	-	-	140,744
Additions	-	139,840	-	1,967	-	8,302	150,109
Reclassifications	77	-	-	-	-	(77)	-
Amortization charge	-	(3,952)	(232)	-	(29)	(299)	(4,512)
Impairment reversals	-	768	-	-	-	-	768
Changes in provisions	-	1,579	-	-	-	-	1,579
Exchange differences	2,299	15,212	45	15	98	114	17,783
Balance at December 31, 2024	106,647	285,602	1,195	3,604	598	18,488	416,134
Cost	106,647	311,468	1,456	3,604	1,067	19,990	444,232
Accumulated amortization	-	(25,866)	(261)	-	(469)	(1,502)	(28,098)
Net book amount	106,647	285,602	1,195	3,604	598	18,488	416,134

Balance as at January 1, 2023	5,519	41,060	-	-	300	12,105	58,984
Additions	-	57,410	-	1,659	266	77	59,412
Reclassifications	-	-	-	-	-	(2,021)	(2,021)
Amortization charge	-	(4,005)	-	-	(37)	(302)	(4,344)
Impairments	-	(804)	-	-	-	-	(804)
Changes in provisions	(672)	489	-	-	-	282	99
Exchange differences	-	(1,933)	-	(37)	-	307	(1,663)
Balance at December 31, 2023	4,847	92,217	-	1,622	529	10,448	109,663
Cost	4,847	114,048	-	1,622	949	11,604	133,070
Accumulated amortization	-	(21,831)	-	-	(420)	(1,156)	(23,407)
Net book amount	4,847	92,217	-	1,622	529	10,448	109,663

Cash generating units

The allocation of intangible assets to each cash-generating unit (CGU) is summarized below:

			2024	2023
Operating segment	Useful life	Product or business unit	A$’000	A$’000
Precision Medicine	Definite	TLX591-CDx (Illuccix)	6,947	10,876
Precision Medicine	Definite	TLX66-CDx	768	-
Precision Medicine	Definite	Patents	598	529
Precision Medicine	Indefinite	SENSEI	54,572	50,346
Precision Medicine	Indefinite	Dedicaid, QDOSE	3,604	1,697
Therapeutics	Indefinite	TLX101	1,913	1,613
Therapeutics	Indefinite	QSAM (153Sm-DOTMP)	149,761	-
Therapeutics	Indefinite	TLX591	18,074	17,912
Therapeutics	Indefinite	TLX66	17,159	15,569
Therapeutics	Indefinite	TLX300	6,823	6,823
Manufacturing solutions	Indefinite	ARTMS	123,613	-
Manufacturing solutions	Definite and indefinite	IsoTherapeutics	19,811	-
Manufacturing solutions	Definite	Brussels South and Optimal Tracers	12,491	4,298
			416,134	109,663

Impairment test for goodwill and indefinite life intangible assets

Goodwill and indefinite life intangible assets are tested annually for impairment. At December 31, 2024, the Directors used a fair value less costs to sell approach to assess the carrying value of goodwill and indefinite life intangible assets. No impairment was recognized by the Group.

Key assumptions used for the fair value less costs to sell approach

The Group has identified the estimate of the recoverable amount as a significant judgement for the year ended December 31, 2024. In determining the recoverable amount of goodwill and indefinite life intangible assets, the Group has used discounted cash flow forecasts and the following key assumptions (classified as level 3 inputs in the fair value hierarchy):

•
discounted expected future cash flows of each program which span 10 years from marketing authorization after which a terminal value, where appropriate, based on our view of the longer term growth profile of the program is applied. This reflects the anticipated product life cycle, and include cash inflows and outflows determined using further assumptions below

•	risk adjusted post-tax discount rate – 12.5% (2023: 13.0%)
•	regulatory/marketing authorization approval dates, these are re-assessed in conjunction with Senior Management and Commercial teams
•
expected sales volumes, these are determined by applying a target market share to cancer incidence rates across various countries, sourced from data provided by the World Health Organization’s International Agency for Research on Cancer

•	net sales price per unit, for commercialized products forecast average selling price is used and for products in development a target sales price is used
•	approval for marketing authorization probability success factor, this varies depending on the clinical trial stage of each program
•
in relation to cash outflows consideration has been given to cost of sales, selling and marketing expenses, general and administration costs and the anticipated research and development costs to reach commercialization. Associated expenses such as royalties, milestone payments and license fees are included, and

•	costs of disposal were assumed to be immaterial at December 31, 2024.

Impact of possible changes in key assumptions
The Group has considered reasonable possible changes in the key assumptions and has not identified any instances that could cause the carrying amounts of the intangible assets at December 31, 2024 to exceed their recoverable amounts.

Whilst there is no impairment, the key sensitivities in the valuation remain the continued successful development and commercialization of core programs. If the Group is unable to successfully develop each product, this may result in an impairment of the carrying amount of our intangible assets.

There were no other internal or external factors identified that could result in an impairment of definite life intangible assets at December 31, 2024.